Income Taxes - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Canada
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards	$ 90,658		$ 85,000
Non-capital loss carryforwards expiration year period	between 2027 – 2042
US
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards		$ 189,144		$ 125,000
Non-capital loss carryforwards expiration year period	2029 – 2037
US | 2029 – 2037
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards		38,756
US | No fixed expiration date
Major Components Of Tax Expense Income [Line Items]
Non-capital loss carryforwards		$ 150,388